CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Statement) - JPY (¥) ¥ in Millions	Total	Previously Reported	Effect of reverse recapitalization	Issued capital Ordinary shares	Issued capital Ordinary shares Previously Reported	Issued capital Ordinary shares Effect of reverse recapitalization	Issued capital Common stock	Issued capital Common stock Previously Reported	Issued capital Common stock Effect of reverse recapitalization	Capital surplus	Capital surplus Previously Reported	Capital surplus Effect of reverse recapitalization	Share-based payment reserve	Merger reserve	Treasury shares	Treasury shares Previously Reported	Retained earnings (accumulated deficit)	Retained earnings (accumulated deficit) Previously Reported	Foreign currency translation adjustment	Foreign currency translation adjustment Previously Reported
Equity at beginning of period at Apr. 01, 2023	¥ 10,477	¥ 10,477	¥ 0	¥ 196	¥ 0	¥ 196	¥ 0	¥ 386	¥ (386)	¥ 668	¥ 478	¥ 190			¥ 0	¥ 0	¥ 9,613	¥ 9,613	¥ 0	¥ 0
Net loss for the period	1,967																1,967
Equity at end of period at Mar. 31, 2024	12,444	¥ 12,444	¥ 0	196	¥ 0	¥ 196	0	¥ 386	¥ (386)	668	¥ 478	¥ 190			0	¥ 0	11,580	¥ 11,580	0	¥ 0
Issuance of shares to Thunder Bridge shareholders	11,383			15						11,372					(4)
Issuance of new shares	1,076			2						1,075
Proceeds received from non-redemption agreement	202									202
Foreign currency translation adjustment in foreign operations	13																		13
Net loss for the period	(14,350)																(14,350)
Equity at end of period at Mar. 31, 2025	10,769			213			0			13,317			¥ 0	¥ 0	(4)		(2,770)		13
Issuance of new shares	20,827			60						20,767
Common control transaction	(8,935)													(9,258)			235		88
Share-based payments	1,320												1,320
Issuance of shares for restricted share units	0									163			(163)
Foreign currency translation adjustment in foreign operations	(402)																		(402)
Net loss for the period	(1,833)																(1,833)
Equity at end of period at Mar. 31, 2026	¥ 21,745			¥ 273			¥ 0			¥ 34,247			¥ 1,156	¥ (9,258)	¥ (4)		¥ (4,368)		¥ (301)